Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
September 30, 2021
IBI-NPRT3-1121
1.9896130.101
Nonconvertible Bonds - 27.9%
		Principal Amount (a)	Value ($)
Australia - 1.2%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	1,099,000	807,398
1.25% 3/20/25	AUD	803,000	594,593
2% 3/20/31	AUD	126,000	92,912
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	394,000	301,253
3% 10/21/26	AUD	1,842,000	1,465,327
TOTAL AUSTRALIA			3,261,483
Austria - 0.1%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	152,247
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	103,240
TOTAL AUSTRIA			255,487
Belgium - 0.2%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	60,973
2% 3/17/28 (Reg. S)	EUR	32,000	41,194
2.25% 5/24/29 (Reg. S)	GBP	53,000	73,915
3.7% 4/2/40 (Reg. S)	EUR	131,000	203,055
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	115,134
KBC Groep NV 0.5% 12/3/29 (b)	EUR	100,000	116,195
TOTAL BELGIUM			610,466
Canada - 2.6%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	52,163
3.65% 9/8/44	CAD	133,000	109,829
Altalink LP 3.717% 12/3/46	CAD	338,000	286,630
Bank of Montreal 3.19% 3/1/28	CAD	65,000	55,551
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	936,673
1.375% 12/5/23 (Reg. S)	GBP	134,000	182,967
3.1% 2/2/28	CAD	85,000	72,155
Bell Canada 4.45% 2/27/47	CAD	40,000	33,604
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	139,000	160,307
1.7% 7/15/26	CAD	498,000	390,521
2.43% 6/9/23	CAD	91,000	73,709
CU, Inc. 3.548% 11/22/47	CAD	280,000	229,387
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	238,762
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	126,000	103,506
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	388,393
Hydro One, Inc.:
0.71% 1/16/23	CAD	127,000	100,237
1.69% 1/16/31	CAD	417,000	309,622
3.02% 4/5/29	CAD	30,000	25,197
Hydro-Quebec 5% 2/15/50	CAD	50,000	56,771
Manulife Bank of Canada 2.844% 1/12/23	CAD	549,000	444,570
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	249,000	214,416
Pembina Pipeline Corp. 3.62% 4/3/29	CAD	80,000	67,059
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	915,637
0.625% 9/10/25 (Reg. S)	EUR	756,000	905,776
2.609% 11/1/24	CAD	102,000	83,423
2.949% 5/1/23	CAD	284,000	231,900
TELUS Corp. 3.95% 2/16/50	CAD	33,000	25,147
The Toronto-Dominion Bank:
1.943% 3/13/25	CAD	252,000	202,227
2.496% 12/2/24	CAD	60,000	49,030
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	24,287
4.18% 7/3/48	CAD	33,000	26,111
TOTAL CANADA			6,995,567
China - 5.1%
China Development Bank:
3.34% 7/14/25	CNY	49,780,000	7,817,268
3.48% 1/8/29	CNY	28,030,000	4,401,225
3.5% 11/4/46	CNY	820,000	125,749
3.68% 2/26/26	CNY	5,160,000	819,313
3.7% 10/20/30	CNY	4,210,000	671,850
3.8% 1/25/36	CNY	550,000	88,436
TOTAL CHINA			13,923,841
Denmark - 0.2%
KommuneKredit 0% 9/8/22 (Reg. S)	EUR	406,000	472,674

Finland - 0.2%
Nordea Mortgage Bank PLC 1% 11/5/24 (Reg. S)	EUR	180,000	217,610
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	205,602
TOTAL FINLAND			423,212
France - 3.4%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	637,659
AXA SA 3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	131,963
Banque Federative du Credit Mutuel SA:
0.375% 1/13/22 (Reg. S)	EUR	400,000	464,480
1.25% 5/26/27 (Reg. S)	EUR	100,000	122,916
BNP Paribas SA:
1.25% 7/13/31 (Reg. S)	GBP	100,000	125,105
3.375% 1/23/26 (Reg. S)	GBP	550,000	798,891
BPCE SA 0.25% 1/15/26 (Reg. S)	EUR	100,000	116,787
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	200,000	233,509
0% 11/25/30 (Reg. S)	EUR	300,000	342,281
0.125% 10/25/23 (Reg. S)	EUR	300,000	352,123
Caisse Francaise de Finance 0.125% 2/15/36 (Reg. S)	EUR	900,000	1,000,054
Credit Agricole Home Loan SFH 1.5% 9/28/38	EUR	300,000	405,105
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	107,000	137,538
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	118,576
0.625% 1/17/26 (Reg. S)	EUR	500,000	598,577
0.75% 1/25/23 (Reg. S)	EUR	100,000	117,703
EDF SA 2% 12/9/49 (Reg. S)	EUR	200,000	244,995
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	498,065
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	117,421
0.125% 3/25/25 (Reg. S)	EUR	200,000	235,825
0.25% 3/29/30 (Reg. S)	EUR	100,000	117,122
0.625% 5/25/26 (Reg. S)	EUR	200,000	241,532
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	47,973
1.625% 5/26/26 (Reg. S)	EUR	37,000	45,079
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	114,386
Societe du Grand Paris EPIC 1.7% 5/25/50 (Reg. S)	EUR	300,000	403,528
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	117,399
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	358,155
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	232,677
0.875% 5/25/28 (Reg. S)	EUR	400,000	493,440
1.25% 10/21/27 (Reg. S)	EUR	100,000	125,857
1.5% 4/20/32 (Reg. S)	EUR	100,000	130,940
TOTAL FRANCE			9,227,661
Germany - 3.0%
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	355,660
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	31,636
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	61,123
0.5% 12/4/26 (Reg. S)	EUR	58,000	68,114
1.25% 1/9/34	EUR	58,000	74,829
Daimler AG:
0.375% 11/8/26 (Reg. S)	EUR	23,000	27,033
1.125% 8/8/34 (Reg. S)	EUR	27,000	32,256
1.5% 7/3/29 (Reg. S)	EUR	44,000	55,423
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	38,372
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	300,000	365,816
2.625% 12/16/24 (Reg. S)	GBP	200,000	279,075
Deutsche Borse AG 0.125% 2/22/31 (Reg. S)	EUR	100,000	114,091
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	89,306
E.ON AG 0.25% 10/24/26 (Reg. S)	EUR	69,000	80,446
KfW:
0% 6/30/23 (Reg. S)	EUR	173,000	202,484
0% 9/30/26 (Reg. S)	EUR	273,000	321,839
0% 9/15/28 (Reg. S)	EUR	442,000	518,794
0.01% 5/5/27 (Reg. S)	EUR	38,000	44,756
0.05% 9/29/34 (Reg. S)	EUR	302,000	341,135
0.125% 6/7/23	EUR	1,609,000	1,886,317
0.875% 9/15/26 (Reg. S)	GBP	43,000	58,155
1.125% 12/7/21 (Reg. S)	GBP	145,000	195,682
1.25% 8/28/23	NOK	380,000	43,567
1.375% 12/9/24 (Reg. S)	GBP	151,000	208,001
1.375% 2/2/28	SEK	310,000	36,842
1.5% 7/24/24	AUD	82,000	60,958
2.9% 6/6/22	AUD	364,000	268,143
3.2% 9/11/26	AUD	118,000	94,033
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	88,986
Land Nordrhein-Westfalen:
0.2% 4/9/30	EUR	725,000	851,914
0.5% 11/25/39 (Reg. S)	EUR	72,000	82,965
0.625% 7/21/31 (Reg. S)	EUR	24,000	29,161
0.8% 7/30/49 (Reg. S)	EUR	104,000	126,391
1.55% 6/16/48 (Reg. S)	EUR	178,000	253,811
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	49,020
0.875% 12/15/26 (Reg. S)	GBP	19,000	25,623
2.6% 3/23/27 (Reg. S)	AUD	60,000	46,454
NRW.BANK 1% 6/15/22 (Reg. S)	GBP	300,000	406,492
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	45,459
0.85% 5/22/34 (Reg. S)	EUR	102,000	125,876
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	43,495
2.5% 4/6/23	EUR	35,000	42,150
3.375% 4/6/28 (Reg. S)	EUR	32,000	43,604
TOTAL GERMANY			8,215,287
Ireland - 0.0%
GE Capital European Funding 4.625% 2/22/27	EUR	100,000	142,044

Italy - 0.5%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	142,416
Intesa Sanpaolo SpA:
0.875% 6/27/22 (Reg. S)	EUR	100,000	116,910
2.125% 5/26/25 (Reg. S)	EUR	323,000	400,926
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	127,921
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	606,448
TOTAL ITALY			1,394,621
Japan - 0.1%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	195,200

Luxembourg - 0.8%
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	1,036,003
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	162,000	188,700
1.35% 9/18/39	EUR	192,000	223,504
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	117,260
1.75% 7/2/49 (Reg. S)	EUR	285,000	346,096
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	37,525
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	197,543
TOTAL LUXEMBOURG			2,146,631
Mexico - 0.2%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	118,499
1.5% 3/10/24	EUR	100,000	120,164
2.125% 3/10/28	EUR	200,000	256,908
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	114,409
TOTAL MEXICO			609,980
Multi-National - 0.1%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	212,021

Netherlands - 2.1%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	231,765
1.375% 1/12/37 (Reg. S)	EUR	400,000	526,150
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	218,904
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	499,000	611,900
1% 6/17/22 (Reg. S)	GBP	262,000	354,985
2.25% 8/30/22	EUR	140,000	166,284
3.3% 7/17/28 (Reg. S)	AUD	97,000	77,908
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	131,052
BMV Finance NV:
0.125% 7/13/22 (Reg. S)	EUR	457,000	531,801
0.625% 10/6/23 (Reg. S)	EUR	32,000	37,746
1.5% 2/6/29 (Reg. S)	EUR	86,000	108,914
Daimler International Finance BV:
1.375% 6/26/26 (Reg. S)	EUR	44,000	54,269
2.625% 4/7/25 (Reg. S)	EUR	472,000	598,564
E.ON International Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	42,542
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	116,751
ING Groep NV:
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	491,172
3% 2/18/26 (Reg. S)	GBP	100,000	143,927
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	129,596
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	142,000	169,134
3.3% 5/2/29 (Reg. S)	AUD	40,000	32,223
Rabobank Nederland 1.25% 3/23/26 (Reg. S)	EUR	79,000	97,043
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	299,597
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	27,742
1.75% 2/28/39 (Reg. S)	EUR	23,000	30,619
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	36,156
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	118,715
1.625% 1/16/30 (Reg. S)	EUR	45,000	56,071
4.125% 11/16/38 (Reg. S)	EUR	200,000	319,390
TOTAL NETHERLANDS			5,760,920
Norway - 0.8%
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	1,001,105
Eika BoligKreditt A/S 0.625% 10/28/21 (Reg. S)	EUR	135,000	156,495
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	299,964
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	137,526
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	100,000	116,565
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	294,698
0.75% 5/31/26 (Reg. S)	EUR	100,000	119,556
1.125% 5/31/29 (Reg. S)	EUR	157,000	192,791
TOTAL NORWAY			2,318,700
Spain - 0.8%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	509,390
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	121,912
Banco Santander SA:
1.375% 1/5/26 (Reg. S)	EUR	100,000	121,569
3.125% 1/19/27 (Reg. S)	EUR	100,000	131,016
CaixaBank SA 2.375% 2/1/24 (Reg. S)	EUR	800,000	979,428
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	402,713
TOTAL SPAIN			2,266,028
Sweden - 1.1%
Kommuninvest I Sverige AB:
0.75% 2/22/23 (Reg. S)	SEK	990,000	114,368
1% 11/12/26 (Reg. S)	SEK	830,000	96,979
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	47,226
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	668,363
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	198,886
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	121,864
Stadshypotek AB:
1.5% 6/1/23 (Reg. S)	SEK	5,000,000	586,145
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	118,214
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	223,887
1% 9/18/24 (Reg. S)	SEK	800,000	93,648
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	6,000,000	731,642
TOTAL SWEDEN			3,001,222
Switzerland - 0.7%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	115,752
1.25% 7/17/25 (Reg. S) (b)	EUR	100,000	119,139
3.25% 4/2/26 (Reg. S) (b)	EUR	505,000	644,234
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	43,458
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0.1% 12/3/31 (Reg. S)	CHF	195,000	207,615
0.5% 11/24/28 (Reg. S)	CHF	40,000	44,527
UBS Group AG 0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	779,493
TOTAL SWITZERLAND			1,954,218
United Kingdom - 2.0%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	566,000	683,005
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	335,000	397,101
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	878,607
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	125,133
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	1,115,196
3% 7/22/28 (b)	GBP	110,000	156,443
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	226,220
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	115,924
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	152,710
0.625% 1/15/24 (b)	EUR	100,000	117,033
2.25% 10/16/24	GBP	100,000	139,199
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	523,475
NatWest Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (b)(c)	EUR	110,000	133,989
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	585,762
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	126,684
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	100,000	115,411
TOTAL UNITED KINGDOM			5,591,892
United States of America - 2.7%
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	324,000	381,554
Altria Group, Inc. 2.2% 6/15/27	EUR	398,000	496,428
Apple, Inc. 0.5% 11/15/31	EUR	293,000	343,837
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	116,412
2.9% 12/4/26	GBP	1,054,000	1,513,936
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	285,653
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	417,000	511,919
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	119,023
General Electric Co.:
0.875% 5/17/25	EUR	110,000	130,815
2.125% 5/17/37	EUR	110,000	138,444
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	65,024
3.125% 7/25/29 (Reg. S)	GBP	27,000	39,664
3.375% 3/27/25 (Reg. S)	EUR	488,000	630,053
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	228,554
Philip Morris International, Inc. 1.45% 8/1/39	EUR	100,000	109,207
Procter & Gamble Co. 1.8% 5/3/29	GBP	381,000	533,820
Prologis LP 2.25% 6/30/29	GBP	389,000	549,573
The Coca-Cola Co. 0.375% 3/15/33	EUR	329,000	365,541
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	116,537
1.875% 10/1/49	EUR	106,000	129,023
Verizon Communications, Inc. 3.375% 10/27/36	GBP	277,000	421,283
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	148,151
TOTAL UNITED STATES OF AMERICA			7,374,451
TOTAL NONCONVERTIBLE BONDS (Cost $76,104,623)			76,353,606

Government Obligations - 65.9%
		Principal Amount (a)	Value ($)
Australia - 1.6%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	57,000	41,117
0.25% 11/21/25 (Reg. S)	AUD	811,000	578,285
1.25% 5/21/32	AUD	336,000	236,232
1.75% 6/21/51 (Reg. S)	AUD	855,000	535,827
2.75% 5/21/41(Reg. S)	AUD	276,000	216,916
3% 3/21/47	AUD	122,000	99,307
3.25% 4/21/25 (Reg. S)	AUD	56,000	44,484
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (d)	AUD	569,000	409,302
3.25% 7/21/26 (Reg. S) (d)	AUD	247,000	197,993
3.25% 7/21/28 (Reg. S) (d)	AUD	154,000	125,245
3.5% 8/21/30 (Reg. S) (d)	AUD	58,000	48,344
Treasury Corp. of Victoria:
1% 11/20/23	AUD	2,134,000	1,567,749
1.5% 11/20/30	AUD	253,000	179,186
TOTAL AUSTRALIA			4,279,987
Austria - 1.4%
Austrian Republic:
0% 9/20/22 (Reg. S) (d)	EUR	41,000	47,774
0% 4/20/23 (Reg. S) (d)	EUR	156,000	182,668
0% 7/15/23 (Reg. S) (d)	EUR	184,000	215,952
0% 7/15/24 (Reg. S) (d)	EUR	549,000	647,684
0% 2/20/30 (Reg. S) (d)	EUR	162,000	188,534
0% 10/20/40 (Reg. S) (d)	EUR	170,000	179,055
0.5% 4/20/27 (Reg. S) (d)	EUR	452,000	550,030
0.5% 2/20/29 (Reg. S) (d)	EUR	677,000	823,088
0.75% 10/20/26 (Reg. S) (d)	EUR	185,000	227,486
0.75% 2/20/28 (Reg. S) (d)	EUR	65,000	80,402
0.75% 3/20/51 (Reg. S) (d)	EUR	330,000	392,557
1.2% 10/20/25 (Reg. S) (d)	EUR	77,000	95,685
2.4% 5/23/34(Reg. S) (d)	EUR	40,000	59,114
3.15% 6/20/44(Reg. S) (d)	EUR	10,000	18,278
4.15% 3/15/37 (d)	EUR	20,000	36,755
TOTAL AUSTRIA			3,745,062
Belgium - 1.5%
Belgian Kingdom:
0.1% 6/22/30 (Reg. S) (d)	EUR	175,000	205,090
0.2% 10/22/23 (Reg. S) (d)	EUR	109,000	128,545
0.4% 6/22/40 (d)	EUR	413,000	458,927
0.5% 10/22/24 (Reg. S) (d)	EUR	124,000	148,639
0.8% 6/22/25 (Reg. S) (d)	EUR	105,000	127,914
0.8% 6/22/27 (d)	EUR	39,000	48,261
0.9% 6/22/29 (d)	EUR	1,373,000	1,720,269
1% 6/22/26 (Reg. S) (d)	EUR	161,000	199,586
1.25% 4/22/33 (Reg. S) (d)	EUR	24,000	31,234
1.45% 6/22/37 (Reg. S) (d)	EUR	84,000	111,799
1.6% 6/22/47 (d)	EUR	30,000	40,843
1.7% 6/22/50 (d)	EUR	23,000	32,026
1.9% 6/22/38(Reg. S) (d)	EUR	101,000	143,011
2.25% 6/22/57 (Reg. S) (d)	EUR	279,000	447,520
3.75% 6/22/45(Reg. S)	EUR	20,000	38,237
4% 3/28/32	EUR	30,000	48,947
5.5% 3/28/28	EUR	40,000	64,167
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	117,936
TOTAL BELGIUM			4,112,951
Canada - 3.7%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	118,895
2.05% 6/1/30	CAD	260,000	205,401
2.55% 12/15/22	CAD	160,000	129,464
3.1% 6/1/50	CAD	231,000	191,521
British Columbia Province:
2.3% 6/18/26	CAD	210,000	173,292
2.95% 6/18/50	CAD	251,000	208,711
Canada Housing Trust No. 1:
1.75% 6/15/30 (d)	CAD	130,000	102,595
2.35% 6/15/23 (d)	CAD	585,000	475,916
2.55% 12/15/23 (d)	CAD	1,800,000	1,478,058
Canadian Government:
0.25% 3/1/26	CAD	121,000	92,236
0.5% 12/1/30	CAD	531,000	384,466
1% 6/1/27	CAD	58,000	45,390
1.25% 11/1/21	CAD	170,000	134,310
1.25% 6/1/30	CAD	216,000	168,293
1.5% 9/1/24	CAD	58,000	46,762
1.75% 3/1/23	CAD	340,000	273,404
2% 6/1/28	CAD	50,000	41,367
2% 12/1/51	CAD	54,000	42,770
Manitoba Province 3.2% 3/5/50	CAD	256,000	217,434
New Brunswick Province 3.05% 8/14/50	CAD	227,000	186,417
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	119,691
3.3% 10/17/46	CAD	50,000	40,836
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	118,069
0.375% 4/8/27 (Reg. S)	EUR	283,000	335,547
1.75% 9/8/25	CAD	401,000	322,719
2.05% 6/2/30	CAD	59,000	46,795
2.3% 9/8/24	CAD	53,000	43,439
2.4% 6/2/26	CAD	49,000	40,497
2.6% 9/8/23	CAD	1,796,000	1,469,484
2.65% 12/2/50	CAD	49,000	37,860
2.7% 6/2/29	CAD	1,703,000	1,425,997
2.8% 6/2/48	CAD	158,000	126,008
Quebec Province:
1.9% 9/1/30	CAD	131,000	102,828
2.3% 9/1/29	CAD	1,179,000	962,934
3.5% 12/1/45	CAD	130,000	117,475
Saskatchewan Province 3.1% 6/2/50	CAD	193,000	160,710
TOTAL CANADA			10,187,591
Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	127,430
1.875% 5/27/30	EUR	100,000	126,499
TOTAL CHILE			253,929
China - 8.9%
Peoples Republic of China:
2.57% 5/20/23	CNY	8,410,000	1,306,429
2.93% 12/10/22	CNY	44,060,000	6,876,372
3.02% 10/22/25 (e)	CNY	8,280,000	1,299,721
3.02% 5/27/31	CNY	2,210,000	346,591
3.25% 6/6/26	CNY	29,410,000	4,671,363
3.27% 11/19/30 (e)	CNY	37,300,000	5,949,509
3.81% 9/14/50	CNY	1,000,000	164,214
3.86% 7/22/49	CNY	22,330,000	3,679,846
TOTAL CHINA			24,294,045
Colombia - 0.1%
Colombian Republic 7.25% 10/18/34	COP	916,000,000	227,424

Croatia - 0.2%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	179,918
2.7% 6/15/28	EUR	200,000	264,509
TOTAL CROATIA			444,427
Cyprus - 0.1%
Republic of Cyprus:
2.375% 9/25/28 (Reg. S)	EUR	84,000	112,584
2.75% 6/27/24 (Reg. S)	EUR	32,000	40,341
3.75% 7/26/23 (Reg. S)	EUR	44,000	54,777
TOTAL CYPRUS			207,702
Czech Republic - 0.3%
Czech Republic:
0.1% 4/17/22	CZK	7,310,000	331,677
0.45% 10/25/23	CZK	5,390,000	238,433
1.2% 3/13/31	CZK	5,250,000	221,887
2% 10/13/33	CZK	2,230,000	100,789
TOTAL CZECH REPUBLIC			892,786
Denmark - 0.4%
Danish Kingdom:
0.25% 11/15/22 (Reg. S) (d)	DKK	554,000	87,077
0.25% 11/15/52 (Reg. S) (d)	DKK	610,000	87,763
0.5% 11/15/27	DKK	1,518,000	247,183
0.5% 11/15/29(Reg. S) (d)	DKK	3,944,000	643,216
TOTAL DENMARK			1,065,239
Finland - 0.4%
Finnish Government:
0% 9/15/23 (Reg. S) (d)	EUR	209,000	245,410
0% 9/15/24 (d)	EUR	84,000	99,132
0.125% 4/15/36 (Reg. S) (d)	EUR	85,000	95,843
0.5% 4/15/26 (Reg. S) (d)	EUR	44,000	53,324
0.5% 9/15/28 (Reg. S) (d)	EUR	400,000	487,828
1.125% 4/15/34 (Reg. S) (d)	EUR	166,000	214,743
2.625% 7/4/42 (d)	EUR	20,000	33,413
TOTAL FINLAND			1,229,693
France - 4.8%
French Government:
0% 2/25/23 (Reg. S)	EUR	455,000	532,125
0% 3/25/24(Reg. S)	EUR	268,000	315,282
0% 3/25/25(Reg. S)	EUR	1,375,000	1,623,391
0% 2/25/26 (Reg. S)	EUR	191,000	225,643
0% 11/25/29 (Reg. S)	EUR	888,000	1,032,760
0% 11/25/30 (Reg. S)	EUR	839,000	966,584
0.25% 11/25/26(Reg. S)	EUR	815,000	975,336
0.5% 5/25/25	EUR	182,000	218,879
0.5% 5/25/26	EUR	33,000	39,910
0.5% 5/25/29 (Reg. S)	EUR	75,000	90,924
0.5% 5/25/40 (Reg. S) (d)	EUR	2,834,000	3,209,992
0.75% 5/25/28 (Reg. S)	EUR	32,000	39,486
0.75% 5/25/52 (Reg. S) (d)	EUR	1,070,000	1,179,334
1% 11/25/25(Reg. S)	EUR	36,000	44,317
1% 5/25/27	EUR	122,000	152,036
1.25% 5/25/34(Reg. S)	EUR	137,000	176,790
1.25% 5/25/36(Reg. S) (d)	EUR	201,000	259,656
1.5% 5/25/31(Reg. S)	EUR	797,000	1,048,742
1.5% 5/25/50 (Reg. S) (d)	EUR	139,000	186,369
1.75% 6/25/39 (Reg. S) (d)	EUR	221,000	309,774
1.75% 5/25/66 (d)	EUR	33,000	47,936
2% 5/25/48 (d)	EUR	124,000	184,350
4.75% 4/25/35	EUR	100,000	184,096
TOTAL FRANCE			13,043,712
Germany - 4.5%
German Federal Republic:
0% 4/8/22(Reg. S)	EUR	74,000	86,020
0% 4/14/23 (Reg. S)	EUR	143,000	167,456
0% 10/18/24 (Reg. S)	EUR	1,391,000	1,645,748
0% 10/10/25 (Reg. S)	EUR	841,000	999,403
0% 8/15/26(Reg. S)	EUR	57,000	67,922
0% 11/15/27 (Reg. S)	EUR	3,093,000	3,687,752
0% 8/15/29(Reg. S)	EUR	977,000	1,163,731
0% 2/15/30 (Reg. S)	EUR	58,000	69,034
0% 8/15/30 (Reg. S)	EUR	507,000	602,178
0% 5/15/35 (Reg. S)	EUR	1,034,000	1,197,001
0% 8/15/50	EUR	608,000	649,253
0.25% 8/15/28 (Reg. S)	EUR	760,000	922,185
0.5% 2/15/26(Reg. S)	EUR	474,000	576,265
0.5% 2/15/28	EUR	87,000	107,085
1.25% 8/15/48	EUR	185,000	270,453
2.5% 7/4/44	EUR	20,000	35,489
4% 1/4/37	EUR	40,000	74,918
4.75% 7/4/40	EUR	20,000	43,575
TOTAL GERMANY			12,365,468
Hungary - 0.4%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	92,198
1.5% 8/23/23	HUF	63,350,000	204,402
1.5% 4/22/26	HUF	43,280,000	132,496
1.625% 4/28/32 (Reg. S)	EUR	246,000	300,413
2.5% 10/24/24	HUF	46,750,000	151,553
2.75% 12/22/26	HUF	30,520,000	98,384
3% 6/26/24	HUF	7,530,000	24,776
TOTAL HUNGARY			1,004,222
Indonesia - 0.8%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	156,833
2.625% 6/14/23	EUR	100,000	120,707
5.5% 4/15/26	IDR	8,615,000,000	608,242
6.375% 4/15/42	IDR	900,000,000	56,437
6.5% 6/15/25	IDR	717,000,000	52,576
6.5% 2/15/31	IDR	1,409,000,000	99,196
7% 9/15/30	IDR	1,979,000,000	144,937
7.375% 5/15/48	IDR	1,449,000,000	103,771
7.5% 6/15/35	IDR	1,449,000,000	106,784
7.5% 4/15/40	IDR	5,579,000,000	404,806
8.125% 5/15/24	IDR	1,101,000,000	83,772
8.375% 4/15/39	IDR	1,794,000,000	140,386
TOTAL INDONESIA			2,078,447
Ireland - 0.5%
Irish Republic:
0% 10/18/22 (Reg. S)	EUR	40,000	46,623
0.2% 10/18/30 (Reg. S)	EUR	86,000	100,676
0.4% 5/15/35 (Reg. S)	EUR	355,000	410,469
0.9% 5/15/28 (Reg. S)	EUR	32,000	39,811
1% 5/15/26(Reg. S)	EUR	188,000	232,156
1.1% 5/15/29 (Reg. S)	EUR	209,000	264,186
1.5% 5/15/50 (Reg. S)	EUR	105,000	139,808
3.4% 3/18/24 (Reg.S)	EUR	28,000	35,632
TOTAL IRELAND			1,269,361
Israel - 0.4%
Israeli State:
1% 3/31/30	ILS	1,067,000	325,898
1.5% 11/30/23	ILS	912,000	291,365
1.5% 1/16/29 (Reg. S)	EUR	335,000	423,274
1.5% 5/31/37	ILS	325,000	94,836
3.75% 3/31/47	ILS	30,000	11,748
TOTAL ISRAEL			1,147,121
Italy - 5.5%
Italian Republic:
0% 5/30/22	EUR	807,000	937,694
0.05% 1/15/23 (d)	EUR	652,000	760,362
0.35% 2/1/25	EUR	32,000	37,678
0.85% 1/15/27 (Reg. S) (d)	EUR	81,000	96,976
0.9% 4/1/31	EUR	82,000	95,659
0.95% 8/1/30 (Reg. S)	EUR	142,000	167,463
1% 7/15/22 (Reg. S)	EUR	335,000	392,603
1.35% 4/1/30 (Reg. S)	EUR	96,000	117,303
1.45% 5/15/25	EUR	80,000	97,898
1.45% 3/1/36 (Reg. S) (d)	EUR	641,000	763,560
1.6% 6/1/26	EUR	179,000	221,938
1.65% 3/1/32 (d)	EUR	575,000	714,380
1.7% 9/1/51 (Reg. S) (d)	EUR	425,000	480,235
1.75% 7/1/24(Reg. S)	EUR	185,000	225,963
1.8% 3/1/41 (Reg. S) (d)	EUR	516,000	623,793
2.05% 8/1/27	EUR	32,000	40,833
2.1% 7/15/26	EUR	1,186,000	1,504,589
2.25% 9/1/36 (Reg. S) (d)	EUR	143,000	187,942
2.3% 10/15/21	EUR	130,000	150,706
2.45% 9/1/33 (d)	EUR	375,000	501,448
2.45% 9/1/50 (Reg. S) (d)	EUR	77,000	102,301
2.5% 12/1/24	EUR	90,000	113,089
2.5% 11/15/25	EUR	1,155,000	1,476,880
2.7% 3/1/47 (d)	EUR	116,000	161,377
2.95% 9/1/38 (d)	EUR	433,000	619,438
3% 8/1/29	EUR	2,038,000	2,797,922
3.1% 3/1/40 (Reg. S) (d)	EUR	341,000	497,736
3.75% 9/1/24	EUR	80,000	103,390
3.85% 9/1/49 (d)	EUR	416,000	702,186
4.5% 3/1/26 (d)	EUR	50,000	69,329
5% 3/1/25 (d)	EUR	80,000	108,968
5% 8/1/34 (d)	EUR	20,000	33,880
5% 8/1/39 (d)	EUR	20,000	36,170
6.5% 11/1/27	EUR	50,000	79,379
TOTAL ITALY			15,021,068
Japan - 14.0%
Japan Government:
, yield at date of purchase -0.1508% 5/1/22	JPY	71,650,000	644,551
0.1% 12/20/21	JPY	9,350,000	84,046
0.1% 8/1/22	JPY	64,600,000	581,449
0.1% 9/20/22	JPY	31,100,000	279,991
0.1% 3/20/23	JPY	192,700,000	1,736,923
0.1% 6/20/23	JPY	15,350,000	138,431
0.1% 9/20/23	JPY	63,350,000	571,638
0.1% 3/20/24	JPY	191,750,000	1,731,909
0.1% 6/20/24	JPY	180,200,000	1,628,592
0.1% 9/20/24	JPY	30,100,000	272,143
0.1% 12/20/24	JPY	4,300,000	38,889
0.1% 9/20/25	JPY	15,500,000	140,391
0.1% 3/20/26	JPY	19,900,000	180,302
0.1% 6/20/26	JPY	121,400,000	1,100,197
0.1% 9/20/26	JPY	52,000,000	471,376
0.1% 12/20/26	JPY	44,150,000	400,331
0.1% 3/20/27	JPY	118,650,000	1,076,331
0.1% 6/20/27	JPY	32,450,000	294,448
0.1% 9/20/27	JPY	20,700,000	187,878
0.1% 12/20/27	JPY	18,800,000	170,632
0.1% 3/20/28	JPY	4,750,000	43,104
0.1% 6/20/28	JPY	30,400,000	275,841
0.1% 9/20/28	JPY	10,950,000	99,344
0.1% 12/20/28	JPY	4,300,000	38,992
0.1% 3/20/29	JPY	11,450,000	103,846
0.1% 6/20/29	JPY	3,900,000	35,366
0.1% 12/20/29	JPY	7,900,000	71,570
0.1% 3/20/30	JPY	15,400,000	139,514
0.1% 6/20/30	JPY	372,350,000	3,370,237
0.1% 9/20/30	JPY	210,300,000	1,901,515
0.1% 6/20/31	JPY	12,700,000	114,422
0.2% 6/20/36	JPY	339,550,000	3,023,016
0.3% 12/20/24	JPY	7,650,000	69,629
0.3% 12/20/25	JPY	37,150,000	339,435
0.3% 6/20/39	JPY	144,150,000	1,278,110
0.3% 9/20/39	JPY	56,150,000	496,927
0.3% 12/20/39	JPY	61,650,000	544,478
0.3% 6/20/46	JPY	80,100,000	676,656
0.4% 6/20/25	JPY	12,550,000	114,881
0.4% 9/20/25	JPY	44,650,000	409,202
0.4% 3/20/36	JPY	192,500,000	1,766,686
0.4% 3/20/40	JPY	51,800,000	464,904
0.4% 6/20/40	JPY	10,450,000	93,624
0.4% 9/20/40	JPY	78,450,000	701,718
0.4% 6/20/49	JPY	69,150,000	584,086
0.4% 9/20/49	JPY	5,450,000	45,925
0.4% 3/20/50	JPY	35,400,000	297,364
0.4% 3/20/56	JPY	166,200,000	1,349,267
0.5% 9/20/36	JPY	177,000,000	1,643,788
0.5% 12/20/38	JPY	15,550,000	143,015
0.5% 9/20/46	JPY	15,100,000	133,525
0.5% 3/20/49	JPY	10,450,000	90,813
0.5% 3/20/59	JPY	6,350,000	52,722
0.6% 12/20/36	JPY	12,050,000	113,432
0.6% 6/20/37	JPY	3,900,000	36,676
0.6% 12/20/37	JPY	6,700,000	62,890
0.6% 6/20/50	JPY	15,150,000	133,941
0.7% 9/20/38	JPY	143,050,000	1,359,833
0.7% 6/20/48	JPY	13,100,000	120,288
0.7% 12/20/48	JPY	10,800,000	98,949
0.8% 9/20/22	JPY	30,850,000	279,606
0.8% 9/20/47	JPY	10,200,000	96,272
0.9% 9/20/48	JPY	249,150,000	2,395,305
0.9% 3/20/57	JPY	10,900,000	103,426
1% 12/20/35	JPY	29,500,000	293,285
1.2% 3/20/35	JPY	19,650,000	199,602
1.4% 3/20/55	JPY	5,500,000	59,529
1.6% 6/20/30	JPY	4,600,000	47,040
1.6% 3/20/33	JPY	4,300,000	45,076
1.6% 12/20/33	JPY	33,050,000	348,442
1.7% 12/20/22	JPY	28,850,000	264,895
TOTAL JAPAN			38,302,457
Korea (South) - 2.9%
Korean Republic:
0.75% 3/10/23	KRW	1,632,970,000	1,366,817
1.125% 9/10/25	KRW	359,480,000	295,176
1.125% 9/10/39	KRW	321,370,000	225,325
1.25% 12/10/22	KRW	164,870,000	139,120
1.25% 3/10/26	KRW	339,860,000	278,466
1.375% 9/10/24	KRW	836,330,000	700,074
1.375% 12/10/29	KRW	41,420,000	32,726
1.375% 6/10/30	KRW	368,030,000	288,893
1.5% 12/10/26	KRW	32,000,000	26,290
1.5% 12/10/30	KRW	878,330,000	693,828
1.5% 9/10/40	KRW	390,330,000	290,092
1.625% 6/10/22	KRW	703,200,000	595,943
1.875% 3/10/22	KRW	28,940,000	24,549
1.875% 3/10/51	KRW	943,110,000	733,585
2% 9/10/22	KRW	672,950,000	572,872
2% 3/10/49	KRW	381,850,000	303,832
2.125% 3/10/47	KRW	29,200,000	23,903
2.25% 9/10/23	KRW	448,940,000	384,688
2.375% 12/10/27	KRW	50,660,000	43,533
2.375% 12/10/28	KRW	514,930,000	443,140
2.375% 9/10/38	KRW	143,840,000	123,027
2.625% 6/10/28	KRW	121,650,000	106,214
2.625% 3/10/48	KRW	48,020,000	43,281
3% 3/10/23	KRW	160,920,000	139,044
3.375% 9/10/23	KRW	41,520,000	36,330
TOTAL KOREA (SOUTH)			7,910,748
Latvia - 0.0%
Latvian Republic 1.375% 9/23/25 (Reg. S)	EUR	100,000	123,788

Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	38,372
2.125% 10/22/35 (Reg. S)	EUR	57,000	82,179
TOTAL LITHUANIA			120,551
Luxembourg - 0.0%
Grand Duchy of Luxembourg 0% 4/28/25 (Reg. S)	EUR	35,000	41,186

Malaysia - 0.5%
Malaysian Government:
3.478% 6/14/24	MYR	170,000	41,673
3.729% 3/31/22	MYR	1,277,000	307,728
3.757% 5/22/40	MYR	1,891,000	431,003
3.9% 11/30/26	MYR	152,000	37,973
3.906% 7/15/26	MYR	171,000	42,634
4.059% 9/30/24	MYR	219,000	54,613
4.119% 11/30/34	MYR	831,000	201,014
4.128% 8/15/25	MYR	405,000	101,520
4.736% 3/15/46	MYR	90,000	22,594
4.921% 7/6/48	MYR	50,000	12,845
4.935% 9/30/43	MYR	150,000	38,926
TOTAL MALAYSIA			1,292,523
Mexico - 0.9%
United Mexican States:
1.125% 1/17/30	EUR	100,000	113,323
2.875% 4/8/39	EUR	185,000	218,621
5.75% 3/5/26	MXN	8,443,000	390,752
6.75% 3/9/23	MXN	5,589,000	273,446
7.25% 12/9/21	MXN	11,022,200	536,403
8% 9/5/24	MXN	17,600,000	885,425
8% 11/7/47	MXN	2,772,000	135,426
TOTAL MEXICO			2,553,396
Netherlands - 1.1%
Dutch Government:
0% 1/15/27 (Reg. S) (d)	EUR	35,000	41,527
0% 7/15/30 (Reg. S) (d)	EUR	168,000	197,230
0% 1/15/52 (Reg. S) (d)	EUR	292,000	302,945
0.25% 7/15/25 (d)	EUR	91,000	108,838
0.25% 7/15/29(Reg. S) (d)	EUR	836,000	1,005,270
0.5% 7/15/26(Reg. S) (d)	EUR	714,000	868,336
0.5% 1/15/40 (Reg. S) (d)	EUR	166,000	202,573
0.75% 7/15/27 (Reg. S) (d)	EUR	106,000	131,327
2.5% 1/15/33 (d)	EUR	80,000	118,995
4% 1/15/37 (d)	EUR	30,000	55,148
TOTAL NETHERLANDS			3,032,189
New Zealand - 0.4%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	215,446
1.5% 5/15/31	NZD	962,000	634,789
1.75% 5/15/41	NZD	152,000	91,159
2.75% 4/15/25	NZD	140,000	101,219
TOTAL NEW ZEALAND			1,042,613
Norway - 0.1%
Kingdom of Norway:
1.375% 8/19/30 (Reg. S) (d)	NOK	1,001,000	112,669
1.5% 2/19/26 (Reg. S) (d)	NOK	1,153,000	132,532
1.75% 2/17/27 (Reg. S) (d)	NOK	884,000	102,762
TOTAL NORWAY			347,963
Peru - 0.1%
Peruvian Republic:
5.94% 2/12/29	PEN	362,000	87,684
6.15% 8/12/32	PEN	684,000	159,890
TOTAL PERU			247,574
Poland - 0.7%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	47,813
0.75% 4/25/25	PLN	830,000	206,404
1% 3/7/29 (Reg. S)	EUR	309,000	386,408
1.25% 10/25/30	PLN	396,000	93,017
2% 3/8/49 (Reg. S)	EUR	17,000	24,286
2.5% 1/25/23	PLN	2,241,000	579,079
2.5% 4/25/24	PLN	1,910,000	499,738
2.5% 7/25/27	PLN	383,000	101,208
4% 10/25/23	PLN	97,000	26,020
4% 4/25/47	PLN	96,000	31,084
TOTAL POLAND			1,995,057
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.9% 10/12/35 (Reg. S) (d)	EUR	254,000	303,223
1.95% 6/15/29 (Reg. S) (d)	EUR	458,000	609,912
2.875% 10/15/25 (Reg. S) (d)	EUR	22,000	28,985
2.875% 7/21/26(Reg. S) (d)	EUR	196,000	262,897
Portuguese Republic 2.25% 4/18/34 (d)	EUR	108,000	150,956
TOTAL PORTUGAL			1,355,973
Romania - 0.0%
Romanian Republic:
2.875% 5/26/28 (Reg. S)	EUR	32,000	41,186
4.125% 3/11/39	EUR	35,000	45,250
TOTAL ROMANIA			86,436
Russia - 0.3%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	2,875,000	38,933
7.05% 1/19/28	RUB	3,503,000	47,852
7.25% 5/10/34	RUB	7,600,000	103,395
7.6% 7/20/22	RUB	4,237,000	58,412
7.65% 4/10/30	RUB	29,590,000	418,306
7.7% 3/23/33	RUB	2,462,000	34,883
TOTAL RUSSIA			701,781
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	197,544

Singapore - 0.5%
Republic of Singapore:
1.75% 2/1/23	SGD	1,010,000	757,054
2% 2/1/24	SGD	147,000	111,784
2.125% 6/1/26	SGD	271,000	210,268
2.25% 8/1/36	SGD	305,000	235,044
2.375% 7/1/39	SGD	191,000	150,094
2.75% 3/1/46	SGD	20,000	16,773
TOTAL SINGAPORE			1,481,017
Slovakia - 0.2%
Slovakia Republic:
0% 11/13/23	EUR	50,000	58,592
0.25% 5/14/25 (Reg. S)	EUR	84,000	99,753
1% 10/9/30 (Reg. S)	EUR	110,000	138,662
1.625% 1/21/31 (Reg. S)	EUR	117,000	156,733
3% 2/28/23 (Reg. S)	EUR	52,000	63,503
TOTAL SLOVAKIA			517,243
Slovenia - 0.2%
Republic of Slovenia:
1.1875% 3/14/29 (Reg. S)	EUR	110,000	138,675
1.25% 3/22/27 (Reg. S)	EUR	84,000	105,284
2.125% 7/28/25 (Reg. S)	EUR	64,000	81,574
2.25% 3/3/32 (Reg. S)	EUR	84,000	117,385
TOTAL SLOVENIA			442,918
Spain - 3.2%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	37,405
0.25% 7/30/24(Reg. S) (d)	EUR	148,000	174,954
0.35% 7/30/23	EUR	179,000	210,815
0.45% 10/31/22	EUR	23,000	26,946
0.5% 4/30/30 (Reg. S) (d)	EUR	143,000	169,236
0.6% 10/31/29 (Reg. S) (d)	EUR	32,000	38,327
0.8% 7/30/27 (Reg. S) (d)	EUR	85,000	103,580
1% 10/31/50 (Reg. S) (d)	EUR	810,000	861,412
1.2% 10/31/40 (Reg. S) (d)	EUR	565,000	672,087
1.25% 10/31/30 (Reg. S) (d)	EUR	457,000	573,665
1.3% 10/31/26 (d)	EUR	150,000	187,387
1.4% 4/30/28 (Reg. S) (d)	EUR	100,000	126,524
1.45% 10/31/27 (d)	EUR	100,000	126,610
1.45% 4/30/29 (Reg. S) (d)	EUR	2,826,000	3,605,050
1.5% 4/30/27 (Reg. S) (d)	EUR	157,000	198,804
1.6% 4/30/25 (d)	EUR	243,000	301,971
1.85% 7/30/35 (Reg. S) (d)	EUR	356,000	472,732
1.95% 4/30/26 (Reg. S) (d)	EUR	223,000	284,838
1.95% 7/30/30 (Reg. S) (d)	EUR	26,000	34,547
2.15% 10/31/25 (Reg. S) (d)	EUR	44,000	56,220
2.35% 7/30/33 (Reg. S) (d)	EUR	164,000	228,497
2.7% 10/31/48 (d)	EUR	189,000	291,163
5.15% 10/31/28 (d)	EUR	80,000	126,188
TOTAL SPAIN			8,908,958
Sweden - 0.0%
Sweden Kingdom 0.75% 11/12/29 (d)	SEK	265,000	31,367

Switzerland - 0.6%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	1,074,000	1,179,066
0% 6/26/34 (Reg. S)	CHF	24,000	25,897
0% 7/24/39 (Reg. S)	CHF	383,000	409,750
1.25% 5/28/26	CHF	35,000	40,631
3.5% 4/8/33	CHF	45,000	68,374
TOTAL SWITZERLAND			1,723,718
Thailand - 0.7%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	168,892
1.6% 12/17/29	THB	4,153,000	121,463
1.6% 6/17/35	THB	9,848,000	269,066
2.125% 12/17/26	THB	3,013,000	93,900
2.4% 12/17/23	THB	18,518,000	568,465
3.3% 6/17/38	THB	9,866,000	323,361
3.4% 6/17/36	THB	3,260,000	108,551
3.65% 6/20/31	THB	2,464,000	84,124
3.775% 6/25/32	THB	1,580,000	54,948
3.85% 12/12/25	THB	1,091,000	36,157
TOTAL THAILAND			1,828,927
United Kingdom - 3.3%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	501,000	673,893
0.25% 7/31/31 (Reg. S)	GBP	1,037,000	1,294,566
0.375% 10/22/30 (Reg. S)	GBP	371,000	474,226
0.625% 6/7/25	GBP	34,000	46,042
0.625% 7/31/35 (Reg. S)	GBP	699,000	866,307
0.625% 10/22/50 (Reg. S)	GBP	900,000	991,956
1% 4/22/24(Reg. S)	GBP	144,000	196,967
1.25% 7/22/27	GBP	42,000	58,449
1.25% 10/22/41 (Reg. S)	GBP	1,513,076	1,993,308
1.5% 7/22/47	GBP	120,000	165,187
1.625% 10/22/54 (Reg. S)	GBP	525,000	754,165
1.75% 9/7/37 (Reg. S)	GBP	227,000	325,431
1.75% 1/22/49(Reg. S)	GBP	742,000	1,080,462
1.75% 7/22/57 (Reg. S)	GBP	73,000	109,998
4.25% 9/7/39	GBP	13,000	25,723
4.25% 12/7/40	GBP	19,000	38,170
4.25% 12/7/55	GBP	30,000	72,515
TOTAL UNITED KINGDOM			9,167,365
TOTAL GOVERNMENT OBLIGATIONS (Cost $184,009,988)			180,323,527

Supranational Obligations - 4.5%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	48,274
0.875% 5/24/28	EUR	87,000	107,013
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	152,275
1.125% 12/15/25	GBP	32,000	43,749
1.375% 3/7/25	GBP	25,000	34,429
2.45% 1/17/24	AUD	65,000	49,228
3.3% 8/8/28	AUD	55,000	44,413
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	38,775
0.125% 5/25/23	EUR	23,000	26,936
0.375% 10/27/22 (Reg. S)	EUR	49,000	57,333
0.625% 6/15/22 (Reg. S)	GBP	188,000	254,053
1.125% 12/15/21 (Reg. S)	GBP	91,000	122,846
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	92,126
0% 10/13/27 (Reg. S)	EUR	85,000	99,822
0.05% 10/17/29 (Reg. S)	EUR	23,000	26,903
0.125% 10/17/23 (Reg. S)	EUR	250,000	293,517
0.625% 10/16/26 (Reg. S)	EUR	231,000	280,396
0.7% 1/20/50 (Reg. S)	EUR	176,000	207,315
0.75% 5/3/27 (Reg. S)	EUR	43,000	52,656
0.875% 4/10/35 (Reg. S)	EUR	610,000	757,294
1.45% 9/5/40 (Reg. S)	EUR	23,000	31,064
European Investment Bank:
0% 6/17/27	EUR	215,000	253,327
0% 9/9/30 (Reg. S)	EUR	109,000	126,559
0.05% 10/13/34 (Reg. S)	EUR	622,000	699,062
0.125% 6/20/29 (Reg. S)	EUR	129,000	152,255
0.375% 7/16/25	EUR	577,000	689,348
0.375% 4/14/26 (Reg. S)	EUR	413,000	494,903
0.875% 12/15/23 (Reg. S)	GBP	145,000	196,956
1% 9/21/26 (Reg. S)	GBP	226,000	307,610
1.375% 3/7/25 (Reg. S)	GBP	61,000	84,036
1.5% 1/26/24	NOK	740,000	85,265
1.75% 7/30/24 (Reg. S)	CAD	69,000	55,751
1.75% 11/12/26 (Reg. S)	SEK	240,000	29,043
2.375% 1/18/23 (Reg. S)	CAD	294,000	237,723
2.7% 1/12/23	AUD	72,000	53,757
3% 9/28/22	EUR	220,000	263,970
European Stability Mechanism:
0% 1/17/22 (Reg. S)	EUR	39,000	45,254
0.01% 3/4/30	EUR	35,000	40,683
0.75% 3/15/27	EUR	184,000	225,028
0.75% 9/5/28 (Reg. S)	EUR	48,000	59,102
0.875% 7/18/42 (Reg. S)	EUR	34,000	41,923
1.125% 5/3/32 (Reg. S)	EUR	47,000	60,181
1.2% 5/23/33 (Reg. S)	EUR	37,000	47,710
1.85% 12/1/55 (Reg. S)	EUR	100,000	158,886
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,682,316
0% 10/4/30 (Reg. S)	EUR	169,000	196,495
0% 7/4/35 (Reg. S)	EUR	325,000	361,409
0.1% 10/4/40 (Reg. S)	EUR	220,000	237,497
0.3% 11/4/50 (Reg. S)	EUR	125,000	133,613
1.125% 4/4/36 (Reg. S)	EUR	94,000	120,689
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	423,105
3.15% 6/26/29	AUD	120,000	96,099
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	296,000	346,989
0.01% 4/24/28	EUR	85,000	99,269
1% 12/19/22	GBP	19,000	25,812
1% 12/21/29	GBP	248,000	331,996
1.2% 8/8/34	EUR	23,000	29,586
1.8% 7/26/24	CAD	87,000	70,349
2.2% 2/27/24	AUD	207,000	156,174
2.25% 1/17/23	CAD	93,000	75,008
2.5% 8/3/23	CAD	68,000	55,340
2.8% 1/12/22	AUD	89,000	64,822
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	156,679
2.8% 8/15/22	AUD	469,000	346,998
3.15% 6/26/29 (Reg. S)	AUD	90,000	72,342
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	54,611
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $12,449,976)			12,365,947

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f) (Cost $1,908,480)	1,908,098	1,908,480

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $274,473,067)	270,951,560
NET OTHER ASSETS (LIABILITIES) - 1.0%	2,765,899
NET ASSETS - 100.0%	273,717,459

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,429,404	USD	1,034,231	BNP Paribas	10/05/21	(839)
CHF	170,117	USD	182,297	State Street Bank And Trust Co	10/05/21	247
DKK	984,521	USD	153,353	Citibank NA	10/05/21	2
EUR	5,714,409	USD	6,614,429	JPMorgan Chase Bank, N.A.	10/05/21	4,985
GBP	793,285	USD	1,069,929	JPMorgan Chase Bank, N.A.	10/05/21	(1,054)
JPY	200,902,440	USD	1,801,816	Citibank NA	10/05/21	3,331
NZD	614,435	USD	424,432	BNP Paribas	10/05/21	(259)
PLN	1,199,568	USD	302,196	State Street Bank And Trust Co	10/05/21	(589)
SGD	1,030,918	USD	759,307	JPMorgan Chase Bank, N.A.	10/05/21	(52)
CNY	5,556,220	USD	859,705	JPMorgan Chase Bank, N.A.	10/08/21	1,914
CNY	5,242,269	USD	811,128	JPMorgan Chase Bank, N.A.	10/08/21	1,806
USD	916,097	AUD	1,266,000	BNP Paribas	10/29/21	741
USD	8,165,880	AUD	11,254,000	BNP Paribas	10/29/21	28,900
USD	14,442,974	CAD	18,287,000	Citibank NA	10/29/21	5,631
USD	2,117,871	CHF	1,958,000	Bank Of America NA	10/29/21	15,589
USD	150,111	CHF	140,000	State Street Bank And Trust Co	10/29/21	(206)
USD	37,052,860	CNY	240,333,000	BNP Paribas	10/29/21	(157,713)
USD	1,555,442	CNY	10,069,000	Goldman Sachs Bank USA	10/29/21	(3,533)
USD	251,203	COP	971,900,000	JPMorgan Chase Bank, N.A.	10/29/21	(3,564)
USD	912,616	CZK	19,819,000	State Street Bank And Trust Co	10/29/21	7,444
USD	141,032	DKK	905,000	Citibank NA	10/29/21	0
USD	940,561	DKK	5,967,000	State Street Bank And Trust Co	10/29/21	10,689
USD	117,724,645	EUR	100,424,000	Citibank NA	10/29/21	1,342,225
USD	5,490,154	EUR	4,741,000	JPMorgan Chase Bank, N.A.	10/29/21	(4,240)
USD	594,808	GBP	441,000	!UNKNOWN - 8399	10/29/21	585
USD	18,710,885	GBP	13,692,000	State Street Bank And Trust Co	10/29/21	261,674
USD	731,739	HUF	223,263,000	Citibank NA	10/29/21	12,801
USD	1,866,410	IDR	26,786,900,000	BNP Paribas	10/29/21	(450)
USD	746,664	ILS	2,388,000	BNP Paribas	10/29/21	5,839
USD	1,632,995	JPY	182,050,000	Citibank NA	10/29/21	(3,030)
USD	36,858,601	JPY	4,081,950,000	Citibank NA	10/29/21	175,435
USD	7,806,821	KRW	9,222,900,000	BNP Paribas	10/29/21	24,160
USD	2,327,666	MXN	46,910,000	State Street Bank And Trust Co	10/29/21	63,691
USD	1,318,977	MYR	5,543,000	Goldman Sachs Bank USA	10/29/21	(3,501)
USD	495,550	NOK	4,260,000	JPMorgan Chase Bank, N.A.	10/29/21	8,326
USD	416,477	NZD	603,000	BNP Paribas	10/29/21	255
USD	644,238	NZD	919,000	Bank Of America NA	10/29/21	9,897
USD	256,473	PEN	1,055,000	JPMorgan Chase Bank, N.A.	10/29/21	1,303
USD	1,280,734	PLN	5,036,000	BNP Paribas	10/29/21	14,586
USD	291,708	PLN	1,158,000	State Street Bank And Trust Co	10/29/21	564
USD	736,061	RUB	53,884,000	JPMorgan Chase Bank, N.A.	10/29/21	(771)
USD	2,809,808	SEK	24,323,000	Bank Of America NA	10/29/21	30,932
USD	742,276	SGD	1,005,000	Citibank NA	10/29/21	2,144
USD	746,812	SGD	1,014,000	JPMorgan Chase Bank, N.A.	10/29/21	52
USD	1,890,911	THB	63,271,000	JPMorgan Chase Bank, N.A.	10/29/21	23,201

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,879,148

Unrealized Appreciation						2,058,949
Unrealized Depreciation						(179,801)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,712,704 or 13.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	5,482,134	73,519,172	77,092,808	963	(18)	-	1,908,480	0.0%
Total	5,482,134	73,519,172	77,092,808	963	(18)	-	1,908,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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